Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Corporate Bonds – 1.0%
Personal Products – 1.0%
Beauty Health Co/The, 1.2500%, 10/1/26ž (cost $43,382,872)	$55,000,000	$45,718,899
Common Stocks – 98.3%
Aerospace & Defense – 2.2%
Howmet Aerospace Inc	1,326,468	102,973,711
Banks – 7.7%
Cullen/Frost Bankers Inc	792,640	80,556,003
PNC Financial Services Group Inc/The	1,067,900	166,037,092
Western Alliance Bancorp	1,738,289	109,199,315
		355,792,410
Biotechnology – 9.0%
AbbVie Inc	816,375	140,024,640
Amicus Therapeutics Inc*	4,579,551	45,429,146
Argenx SE (ADR)*	210,879	90,686,405
Madrigal Pharmaceuticals Inc*	319,654	89,554,265
Vaxcyte Inc*	627,534	47,385,092
		413,079,548
Capital Markets – 2.3%
Intercontinental Exchange Inc	788,288	107,908,744
Consumer Finance – 2.5%
Capital One Financial Corp	819,223	113,421,424
Containers & Packaging – 2.5%
Crown Holdings Inc	1,524,519	113,408,968
Diversified Telecommunication Services – 0.7%
AST SpaceMobile Inc*	2,740,929	31,822,186
Electric Utilities – 3.3%
American Electric Power Co Inc	1,724,582	151,314,825
Electrical Equipment – 5.2%
Bloom Energy Corp - Class A*,#	2,520,246	30,847,811
Vertiv Holdings Co	2,385,741	206,533,598
		237,381,409
Health Care Equipment & Supplies – 7.1%
Globus Medical Inc*	1,346,700	92,235,483
Lantheus Holdings Inc*	582,007	46,729,342
Teleflex Inc	889,485	187,085,380
		326,050,205
Health Care Providers & Services – 3.0%
Surgery Partners Inc*	3,860,114	91,832,112
UnitedHealth Group Inc	92,532	47,122,846
		138,954,958
Hotels, Restaurants & Leisure – 8.2%
Caesars Entertainment Inc*	6,220,558	247,231,866
Sportradar Group AG - Class A*	3,103,967	34,702,351
Wynn Resorts Ltd	1,053,293	94,269,724
		376,203,941
Industrial Conglomerates – 1.6%
3M Co	709,779	72,532,316
Life Sciences Tools & Services – 2.0%
Sotera Health Co*	7,734,447	91,807,886
Machinery – 3.1%
Chart Industries Inc*	987,212	142,494,180
Metals & Mining – 4.2%
Constellium SE*	3,858,604	72,734,685
Freeport-McMoRan Inc	2,521,363	122,538,242
		195,272,927
Multiline Retail – 3.9%
Amazon.com Inc*	922,280	178,230,610
Multi-Utilities – 3.7%
Sempra Energy	2,252,505	171,325,530
Oil, Gas & Consumable Fuels – 2.9%
Occidental Petroleum Corp	2,124,717	133,920,913
Personal Products – 0.5%
Beauty Health Co/The*,£	11,117,965	21,346,493

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Pharmaceuticals – 2.5%
Catalent Inc*	1,147,848	$64,543,493
Galderma Group AG*	634,992	52,198,956
		116,742,449
Semiconductor & Semiconductor Equipment – 7.2%
Advanced Micro Devices Inc*	968,910	157,166,891
Marvell Technology Inc	2,501,013	174,820,809
		331,987,700
Software – 7.1%
Oracle Corp	1,499,869	211,781,503
Workday Inc - Class A*	517,343	115,657,201
		327,438,704
Specialty Retail – 1.5%
Signet Jewelers Ltd	766,710	68,681,882
Technology Hardware, Storage & Peripherals – 1.4%
Dell Technologies Inc	471,794	65,065,111
Trading Companies & Distributors – 3.0%
Core & Main Inc - Class A*	1,575,106	77,085,688
Ferguson PLC	318,256	61,630,274
		138,715,962
Total Common Stocks (cost $3,702,084,416)		4,523,874,992
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $41,283,528)	41,275,273	41,283,528
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	20,319,394	20,319,394
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$5,079,849	5,079,849
Total Investments Purchased with Cash Collateral from Securities Lending (cost $25,399,243)		25,399,243
Total Investments (total cost $3,812,150,059) – 100.7%		4,636,276,662
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(33,415,334)
Net Assets – 100%		$4,602,861,328

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,385,954,265	94.6%
Belgium	90,686,405	1.9
Switzerland	86,901,307	1.9
Netherlands	72,734,685	1.6
Total	$4,636,276,662	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Common Stocks - 0.5%
Metals & Mining - N/A
Constellium SE*,š
	$143,851,854	$-	$(84,576,506)	$37,122,663	$(23,663,326)	$N/A	N/A	$-
Personal Products - 0.5%
Beauty Health Co/The*
	68,617,718	5,857,685	(2,412,186)	(11,701,751)	(39,014,973)	21,346,493	11,117,965	-
Total Common Stocks - 0.5%
	$212,469,572	$5,857,685	$(86,988,692)	$25,420,912	$(62,678,299)	$21,346,493	11,117,965	$-

Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$128,368,565	$800,304,014	$(887,376,218)	$2,068	$(14,901)	$41,283,528	41,275,273	$1,623,334
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	5,000	128,767,646	(108,453,252)	-	-	20,319,394	20,319,394	51,849 ∆
Total Affiliated Investments - 1.8%
	$340,843,137	$934,929,345	$(1,082,818,162)	$25,422,980	$(62,693,200)	$82,949,415	72,712,632	$1,675,183

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Options:
Average value of option contracts written	$569,468

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$45,718,899, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of June 30, 2024. Refer to the Schedule of Investments for
security value at June 30, 2024. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended June 30, 2024 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Corporate Bonds	$-	$45,718,899	$-
Common Stocks
Pharmaceuticals	64,543,493	52,198,956	-
All Other	4,407,132,543	-	-
Investment Companies	-	41,283,528	-
Investments Purchased with Cash Collateral from Securities Lending	-	25,399,243	-
Total Assets	$4,471,676,036	$164,600,626	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70215 08-24